Notes Payables (Tables)	12 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of Notes Payable	The notes payable is summarized as followed:
Balance
Balance; June 30, 2014	$-
Proceeds	85,000
Debt discount	(71,000)
Amortization of debt discount	24,871
Balance; June 30, 2015	$38,871

Schedule of Notes Payables with Loan Discount

During the year ended June 30, 2015, the Company issued notes payables with loan discount of totaled $71,000, the detailed terms of which were set forth as follows:

Date of Issuance	Note Holder	Loan Maturity Date	Interest rate	Loan Amount	Loan Discount
3/20/2015	Rodney Schoemann	11/10/2015	0%	20,000	20,000
4/12/2015	Rodney Schoemann	11/10/2015	0%	25,000	25,000
5/11/2015	Rodney Schoemann	11/10/2015	0%	25,000	25,000
6/22/2015	Thomas Daniels	12/22/2015	0%	15,000	1,000
Total				85,000	71,000